Financial instruments risk (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments risk [Abstract]
Monetary Assets and Liabilities Denominated in Foreign Currencies
As of December 31, 2021 and 2020, the Company held monetary assets and liabilities denominated in foreign currencies other than the Mexican peso, translated at the corresponding interbank exchange rate as related to the Mexican peso, as follows:

	2021		2020
	US dollar	Other currencies	US dollar	Other currencies
Assets	$641,116	$-	$309,657	$932
Liabilities	(725,206)	(353)	(480,253)	(1,372)
	$(84,090)	$(353)	$(170,596)	$(440)

Sensitivity analysis [Abstract]
Expected Credit Loss for Trade Accounts Receivable
Pursuant to the foregoing, the expected credit loss for trade accounts receivable as of December 31, 2021 and 2020 was determined as follows:

	Trade accounts receivable days in arrears
	Current	More than 30 days	More than 60 days	More than 90 days	Total
As of December 31, 2021
Expected credit loss rate	0.0%	0.0%	0.0%	27.3%	-
Gross carrying value	$207,923	$41,324	$1,816	$74,295	$325,358
Expected credit losses during the lifetime				20,293	20,293

As of December 31, 2020
Expected credit loss rate	0.0%	0.0%	0.0%	32.7%	-
Gross carrying value	$76,360	$5,875	$4,290	$64,841	$151,366
Expected credit losses during the lifetime				21,218	21,218

Contractual Maturities of Financial Liabilities
As of December 31, 2021, and 2020, the financial liabilities and other liabilities of Grupo TMM have contractual maturities (including interest payments as applicable) are summarized as follows:

	Current		Non-Current
	In 6 months	6 to 12 Months	1 to 4 years	More than 4 Years
At December 31, 2021
Trade payables	$437,005	$-	$-	$-
Accounts payable and accrued expenses	-	470,068	-	-
Related parties	-	144,966	-	-
Leasing liabilities	86,597	34,781	238,404	50,093
Financial debt	19,041	38,065	54,283	11,318
	$542,643	$687,880	$292,687	$61,411

	Current		Non-Current
	In 6 months	6 to 12 Months	1 to 4 years	More than 4 Years
At December 31, 2020
Trade payables	$228,959	$-	$-	$-
Accounts payable and accrued expenses	-	525,108	23,521	-
Leasing liabilities	29,465	28,780	193,811	103,457
Financial debt	52,125	76,960	48,227	5,417
	$310,549	$630,848	$265,559	$108,874

Currency Risk [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
If the peso had strengthened or weakened against the USD by 5.25% for 2021 and 11.64% for 2020, this would have had the following impact on the monetary position:

	2021		2020
	Aumento 5.25% en el tipo de cambio	Disminución 5.25% en el tipo de cambio	Aumento 11.64% en el tipo de cambio	Disminución 11.64% en el tipo de cambio
Assets in US dollars	$33,686	$(33,686)	$36,030	$(36,030)
Assets in other currencies	-	-	108	(108)
Liabilities in US dollars	(38,105)	38,105	(55,880)	55,880
Liabilities in other currencies	(19)	19	(160)	160
	$(4,438)	$4,438	$(19,902)	$19,902

Interest Rate Risks [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
The calculations are based on a variance in the average market interest rate for each period and the financial instruments on the reporting date that are sensitive to variances in the interest rates. The rest of the variables remain constant.

	2021		2020
	+1% Variance	-1% Variance	+1% Variance	-1% Variance
Profit or loss for the year	$(7,465)	$7,465	$(1,140)	$1,140